Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2024		December 31, 2023
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15a)	Level 1	187,968	187,968	184,394	184,394
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	88,025	88,025	55,582	55,582
Interest rate swap agreements – liabilities	Level 2	—	—	(156)	(156)
Foreign currency contracts – assets	Level 2	—	—	221	221
Foreign currency contracts – liabilities	Level 2	(527)	(527)	—	—
Cross currency swap agreements – assets	Level 2	937	937	4,634	4,634
Cross currency swap agreements – liabilities	Level 2	(47,037)	(47,037)	(23,680)	(23,680)
Non-recurring:
Vessels held for sale (note 18b)	Level 2	—	—	22,323	22,323
Vessels and equipment (note 18b)	Level 2	—	—	2,000	2,000
Vessels and equipment (note 18a)	Level 3	294,631	294,631	—	—
Other:
Loans to equity-accounted joint ventures (note 7a(ii))	(i)	99,806	(i)	93,986	(i)
Long-term debt – public (note 10)	Level 1	(174,720)	(180,334)	(194,587)	(203,226)
Long-term debt – non-public (note 10)	Level 2	(884,819)	(886,224)	(873,435)	(875,260)
Obligations related to finance leases (note 5)	Level 2	(1,727,553)	(1,715,651)	(1,661,992)	(1,652,621)

(i)The advances to equity-accounted joint ventures together with the Company’s equity investments in the joint ventures form the net aggregate carrying value of the Company’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table includes the amortized cost basis of the Company’s direct interests in financing receivables and net investment in direct financing and sales-type leases by class of financing receivables and by period of origination and their associated credit quality as at December 31, 2024 and 2023.

		As at December 31,
		2024		2023
	Period of Origination	Credit Quality Grade (i)	Amortized Cost Basis $	Credit Quality Grade (i)	Amortized Cost Basis $

Direct financing and sales-type leases
Tangguh Hiri and Tangguh Sago	2017 and prior	Performing	274,928	Performing	291,092
Seapeak Bahrain	2018	Performing	200,872	Performing	204,135
Seapeak Creole	2023	Performing	202,526	Performing	204,184
			678,326		699,411
Loans to equity-accounted joint ventures
Bahrain LNG Joint Venture	2017 and prior	Performing	99,806	Performing	93,986
			99,806		93,986
			778,132		793,397

Financing Receivable, Allowance for Credit Loss	Changes in the Company's allowance for credit losses for the years presented in these consolidated financial statements are as follows:

	Direct financing and sales-type leases (i) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (i) $	Loans to equity-accounted joint ventures (ii) $	Guarantees of debt (iii) $	Total $
As at January 1, 2022	34,000	58,300	4,100	1,700	98,100
Reversal of potential credit losses	(7,800)	(21,700)	(1,200)	(400)	(31,100)
As at December 31, 2022	26,200	36,600	2,900	1,300	67,000
Reversal of potential credit losses	(16,500)	(13,900)	(800)	(400)	(31,600)
As at December 31, 2023	9,700	22,700	2,100	900	35,400
Provision for (reversal of) potential credit losses	22,300	6,900	(300)	300	29,200
As at December 31, 2024	32,000	29,600	1,800	1,200	64,600